Offerings - Offering: 1	Jun. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	4,500,000
Proposed Maximum Offering Price per Unit	273.65
Maximum Aggregate Offering Price	$ 1,231,425,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 188,531.17
Offering Note	The amount registered pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), under this Registration Statement includes an indeterminate number of additional shares of common stock as may be issuable under the above-named plan as a result of a stock dividend, stock split or similar adjustment of the outstanding shares of common stock, without par value, of The Travelers Companies, Inc. As described in the Explanatory Note in this Registration Statement, the 4,500,000 shares represents (i) 2,100,000 shares of Common Stock authorized under The Travelers Companies, Inc. Amended and Restated 2023 Stock Incentive Plan (the "Plan") and (ii) 2,400,000 of shares of Common Stock that may become available for issuance as a result of outstanding awards under the Plan and The Travelers Companies, Inc. Amended and Restated 2014 Stock Incentive Plan that are forfeited, terminated, canceled or expire unexercised. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) under the Securities Act of 1933, as amended, based upon the average of the high and low sale prices for The Travelers Companies, Inc. common stock on the New York Stock Exchange on May 29, 2025.